Note 6 - Capital Management - Components of Capital (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023		Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022		Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021		Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020		Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019		Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Total equity	$ 234,464	$ 230,958	$ 231,071	$ 220,281	$ 224,200	[1],[2],[3]	$ 226,646	$ 224,254	$ 223,405	$ 157,689	[1],[2],[4],[5]	$ 166,979	$ 162,367	$ 157,665	$ 152,463	[1],[4],[5]	$ 143,677	$ 137,799	$ 135,123	$ 131,112	[1],[3],[4],[5]	$ 127,091	$ 111,075	$ 107,129	$ 99,999	[1],[3]	$ 95,390	$ 91,826	$ 92,351	$ 78,808	[3]

[1]	Refer to note 41.
[2]	Restated, refer to note 41.
[3]	Unaudited and restated. Refer to note 2.2 and note 41.
[4]	Restated. Refer to note 41.
[5]	Unaudited. Refer to note 2.2.